Below is a summary of our lease assets and liabilities at January 31, 2021 and January 31, 2020. (Details) - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Leases
Operating Lease, Right-of-Use Asset	$ 270,187	$ 344,413	$ 483,193
Operating Lease, Liability, Current	103,874	90,286	101,984
Operating Lease, Liability, Noncurrent	160,770	244,049	365,085
Long-term Debt and Lease Obligation	$ 264,644	$ 334,335	$ 467,069